FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [Abstract]
Disclosure of fair value measurement of liabilities

	At Dec. 31, 2017		At Dec. 31, 2016
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$572	$572	$399	$399
Other investments[2]	33	33	18	18
Derivative assets	3	3	2	2
	$608	$608	$419	$419
Financial liabilities
Debt[3]	$6,423	$7,715	$7,931	$8,279
Derivative liabilities	32	32	78	78
Other liabilities	252	252	216	216
	$6,707	$7,999	$8,225	$8,573

[1]	Includes restricted cash and amounts due from our partners.

[2]	Recorded at fair value. Quoted market prices are used to determine fair value.

[3]
Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

Fair Value Measurements
At December 31, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$2,234	$—	$—	$2,234
Other investments	33	—	—	33
Derivatives	—	(29)	—	(29)
Receivables from provisional copper and gold sales	—	110	—	110
	$2,267	$81	$—	$2,348

Fair Value Measurements
At December 31, 2016	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$2,389	$—	$—	$2,389
Other investments	18	—	—	18
Derivatives	—	(76)	—	(76)
Receivables from provisional copper and gold sales	—	110	—	110
	$2,407	$34	$—	$2,441

Disclosure of fair value measurement of assets

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Other assets[1]	$—	$—	$45	$45
Property, plant and equipment[2]	—	—	6,105	6,105
Intangible assets[3]	—	—	34	34

[1]	Other assets were written down by $30 million, which was included in earnings in this period.

[2]	Property, plant and equipment were written up by $254 million, which was included in earnings in this period, reflecting the historical impairment loss taken on these assets.

[3]	Intangibles were written down by $12 million, which was included in earnings in this period, to their fair value less costs of disposal of $34 million.

Fair Value Measurements
At December 31, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$2,234	$—	$—	$2,234
Other investments	33	—	—	33
Derivatives	—	(29)	—	(29)
Receivables from provisional copper and gold sales	—	110	—	110
	$2,267	$81	$—	$2,348

Fair Value Measurements
At December 31, 2016	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$2,389	$—	$—	$2,389
Other investments	18	—	—	18
Derivatives	—	(76)	—	(76)
Receivables from provisional copper and gold sales	—	110	—	110
	$2,407	$34	$—	$2,441

	At Dec. 31, 2017		At Dec. 31, 2016
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$572	$572	$399	$399
Other investments[2]	33	33	18	18
Derivative assets	3	3	2	2
	$608	$608	$419	$419
Financial liabilities
Debt[3]	$6,423	$7,715	$7,931	$8,279
Derivative liabilities	32	32	78	78
Other liabilities	252	252	216	216
	$6,707	$7,999	$8,225	$8,573

[1]	Includes restricted cash and amounts due from our partners.

[2]	Recorded at fair value. Quoted market prices are used to determine fair value.

[3]
Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.